TAXES PAYABLE (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
TAXES PAYABLE
Income taxes payable	$ 493,196	$ 459,714
VAT payable	0	86,715
Other	0	2,201
VAT and other taxes payable	$ 493,196	$ 548,630